Segment, Geographic and Other Revenue Information - Narrative (Detail) $ in Millions		12 Months Ended			33 Months Ended
		Dec. 31, 2018 USD ($) Operating_Segment Country	Dec. 31, 2017 USD ($) Country	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($) Operating_Segment Country
Segment Reporting Information [Line Items]
Number of operating segments | Operating_Segment		2			2
Total assets	[1]	$ 159,422	$ 171,797		$ 159,422
Geographic Concentration Risk [Member] | Sales Revenue, Goods, Net [Member] | Outside United States [Member]
Segment Reporting Information [Line Items]
Number of countries outside the U.S | Country		11	11		11
Geographic Concentration Risk [Member] | Sales Revenue, Goods, Net [Member] | United States [Member]
Segment Reporting Information [Line Items]
Percentage of total revenues		10.00%	10.00%	10.00%
Geographic Concentration Risk [Member] | Sales Revenue, Goods, Net [Member] | JAPAN
Segment Reporting Information [Line Items]
Percentage of total revenues		8.00%	8.00%	8.00%
Geographic Concentration Risk [Member] | Sales Revenue, Goods, Net [Member] | CHINA
Segment Reporting Information [Line Items]
Percentage of total revenues		8.00%	7.00%	6.00%
Customer Concentration Risk [Member] | Sales Revenue, Goods, Net [Member] | Domestic Wholesaler One [Member]
Segment Reporting Information [Line Items]
Percentage of total revenues		15.00%	16.00%	16.00%
Customer Concentration Risk [Member] | Sales Revenue, Goods, Net [Member] | Domestic Wholesaler Two [Member]
Segment Reporting Information [Line Items]
Percentage of total revenues		11.00%	12.00%	12.00%
Customer Concentration Risk [Member] | Sales Revenue, Goods, Net [Member] | Domestic Wholesaler Three [Member]
Segment Reporting Information [Line Items]
Percentage of total revenues		10.00%	10.00%	10.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Three Largest U.S. Wholesaler Customers [Member]
Segment Reporting Information [Line Items]
Percentage of total revenues		34.00%	36.00%	29.00%
Corporate [Member] | Scenario, Adjustment [Member]
Segment Reporting Information [Line Items]
Costs reclassified			$ (70)	$ (43)
Innovative Health Segment [Member] | Operating Segments [Member] | Scenario, Adjustment [Member]
Segment Reporting Information [Line Items]
Costs reclassified			(468)	(312)
Essential Health Segment [Member] | Operating Segments [Member] | Scenario, Adjustment [Member]
Segment Reporting Information [Line Items]
Costs reclassified			$ (176)	$ (167)

[1]	Amounts may not add due to rounding.